Document and Entity Information	12 Months Ended
Oct. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	MICROMEM TECHNOLOGIES INC.
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Central Index Key	0001085921
Document Type	20-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2021
Current Fiscal Year End Date	--10-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Year Focus	2021
Entity Voluntary Filers	No
Contact Personnel Fax Number	416-364-6513
Entity Well Known Seasoned Issuer	No
Document Registration Statement	false
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	435,737,734
Entity File Number	0-26005
Entity Address, Country	CA
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Fiscal Period Focus	FY
Document Accounting Standard	U.S. GAAP
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2K1
Entity Address, City or Town	Toronto
Entity Address, Address Line One	121 Richmond Street West
Entity Address, Address Line Two	Suite 304
Entity Incorporation, State or Country Code	Z4
Auditor Firm ID	1930
Auditor Location	Canada
Auditor Name	MNP, LLP
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Joseph Fuda
Local Phone Number	364-6513
City Area Code	416
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2K1
Entity Address, City or Town	Toronto
Entity Address, Address Line One	121 Richmond Street West
Entity Address, Address Line Two	Suite 304